Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Non-Current Assets [Abstract]
Other Non-Current Assets
	December 31,
	2014	2015
Security deposits for derivatives	$550	$727
Deferred operating expenses	43,327	-
Prepaid investments	57,910	-
Intangible assets, net	4,732	-

	$106,519	$727